Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments
Schedule of estimated fair values of the financial instruments

	As of June 30, 2022		As of December 31, 2021
	Book Value	Fair Value	Book Value	Fair Value

	(in thousands of $)
Cash and cash equivalents	$319,573	$319,573	$129,410	$129,410
Restricted cash(2)	$13,000	$13,000	$346	$346
Equity participation ZIM	$268,595	$268,595	$423,024	$423,024
Secured long-term debt, including current portion	$585,149	$585,149	$842,035	$842,035
Unsecured long-term debt	$300,000	$297,885	$300,000	$300,000

Schedule of estimated fair value of the financial instruments, categorized based upon the fair value hierarchy

The estimated fair value of the financial instruments that are measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of June 30, 2022:

	Fair Value Measurements as of June 30, 2022
	Total	(Level I)	(Level II)	(Level III)

	(in thousands of $)
Equity participation ZIM	$268,595	$268,595	$—	$—

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of June 30, 2022:

	Fair Value Measurements as of June 30, 2022
	Total	(Level I)	(Level II)	(Level III)

	(in thousands of $)
Secured long-term debt, including current portion(1)	$585,149	$—	$585,149	$—
Unsecured long-term debt(1)	$297,885	$297,885	$—	$—

The estimated fair value of the financial instruments that are measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2021:

	Fair Value Measurements as of December 31, 2021
	Total	(Level I)	(Level II)	(Level III)

	(in thousands of $)
Equity participation ZIM	$423,024	$423,024	$—	$—

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2021:

	Fair Value Measurements as of December 31, 2021
	Total	(Level I)	(Level II)	(Level III)

	(in thousands of $)
Secured long-term debt, including current portion(1)	$842,035	$—	$842,035	$—
Unsecured long-term debt(1)	300,000	$—	$300,000	$—
(1)	Secured and unsecured long-term debt, including current portion is presented gross of deferred finance costs of $23.4 million and $28.4 million as of June 30, 2022 and December 31, 2021, respectively. The fair value of the Company’s secured debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities and does not include amounts related to the accumulated accrued interest.
(2)	The Company received an advance payment for sale of the vessels of $13.0 million, which is held in an escrow account as of June 30, 2022. Additionally, the Company was required to maintain cash of $0.3 million in a retention account as collateral for the upcoming scheduled debt payments related to the Eurobank $30 mil. Facility, which was recorded in restricted cash under current assets as of December 31, 2021.